Grants and other liabilities (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2024 USD ($) Type	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Grants and other liabilities [Abstract]
Grants	$ 809,066		$ 852,854
Other liabilities and provisions	320,175		380,954
Dismantling provision	161,232		155,279
Lease liabilities	83,495		82,366
Accruals on Spanish market prices differences	27,605		98,820
Others	47,843		44,489
Grants and other non-current liabilities	$ 1,129,241		1,233,808
Number of grant types | Type	2
Income from grants	$ 43,810	$ 44,072
Accruals on Spanish market prices differences	16,078		12,475
Solana and Mojave [Member]
Grants and other liabilities [Abstract]
Income from grants	43,600	$ 43,800
U.S. Department of Treasury [Member]
Grants and other liabilities [Abstract]
Grants	554,000		578,000
Federal Financing Bank [Member]
Grants and other liabilities [Abstract]
Grants	$ 253,000		$ 273,000